Chad E. Fickett

Assistant General Counsel &

Assistant Secretary

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 1209 office

414 625 1209 fax

chadfickett@northwesternmutual.com

May 5, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Northwestern Mutual Variable Life Account II/Custom Variable Universal Life
Post-Effective Amendment No. 2 to Registration Statement
on Form N-6 (the “Amendment”)
File No. 333-136124
EDGAR CIK: 0001359314

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Amendment. The Amendment was filed electronically with the Securities and Exchange Commission on April 24, 2008.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ CHAD E. FICKETT
Chad E. Fickett Assistant General Counsel & Assistant Secretary